AVAILABLE-FOR-SALE SECURITIES (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Schedule of available-for-sale securities
Estimated fair value	$ 71,538,000		$ 71,538,000		$ 74,581,000
Proceeds from available-for-sale securities	39,500,000		40,100,000
Gain on sale of available-for-sale securities	5,000,000		5,300,000
Other than temporary impairment loss on available-for-sale securities	2,419,000	17,313,000	2,419,000	28,308,000
Available-for-sale securities in an unrealized gain position
Schedule of available-for-sale securities
Cost (net of impairments)	43,077,000		43,077,000		30,583,000
Unrealized gains (losses) in accumulated other comprehensive income (loss)			27,786,000		11,530,000
Estimated fair value	70,863,000		70,863,000		42,113,000
Available-for-sale securities in an unrealized loss position
Schedule of available-for-sale securities
Cost (net of impairments)	1,006,000		1,006,000		39,933,000
Unrealized gains (losses) in accumulated other comprehensive income (loss)			(331,000)		(7,465,000)
Estimated fair value	675,000		675,000		32,468,000
Other than temporary impairment loss on available-for-sale securities	$ 2,400,000	$ 17,300,000	$ 2,400,000	$ 28,300,000